INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2026
INCOME TAXES
Schedule of components of income tax expenses

The components of income tax expenses were as follows for the fiscal years ended June 30, 2026, 2025, and 2024 (in thousands):

	For the Fiscal Years Ended June 30,
	2026	2025	2024
Current	¥326,908	¥543,913	¥276,876
Deferred	10,124	4,418	50,993
Total	¥337,032	¥548,331	¥327,869

Schedule of reconciliation of income tax expenses to the amount of income tax benefit at the statutory rate

	For the Fiscal Years Ended June 30,
	2026	2025	2024
Statutory tax rate	30.6%	30.6%	30.6%
Permanent differences	0.0%	2.5%	(0.3)%
Prefecture, Local, and Enterprise Tax	4.9%	5.5%	3.5%
True up adjustment	(2.4)%	(0.4)%	0.0%
Tax credits	(0.2)%	0.0%	0.0%
Change in valuation allowance	0.3%	0.9%	0.1%
Deductions and other adjustments	0.8%	0.0%	0.5%
Change in deferred tax rate	0.2%	0.0%	0.0%
Effect of different tax rates in other jurisdictions	0.2%	0.2%	0.0%
Effective tax rate	34.4%	39.3%	34.4%

Schedule of primary components of deferred tax assets and liabilities

The primary components of deferred tax assets and liabilities were as follows as of June 30, 2026 and 2025 (in thousands):

	June 30,
	2026	2025
Deferred tax assets:
Reserves and Allowances	¥99,021	¥61,192
Investments in securities	33,961	21,560
Asset retirement obligation	3,521	3,211
Accrued Commissions	17,788	20,737
Leases	4,431	712
Net Operating Loss	21,222	18,889
Others	33,848	34,329
Total deferred tax assets, gross	213,792	160,630
Less: valuation allowance	(20,649)	(18,165)
Deferred tax assets, net of valuation allowance	193,143	142,465
Less: net off deferred tax liabilities	(193,143)	(142,465)
Deferred tax assets, net	¥—	¥—
Deferred tax liabilities:
Inventories	¥213,853	¥168,140
Property and equipment	12,017	20,431
Prepaid Expenses	111	108
Intangible assets, including software	405	1,968
Leases	9,891	6,554
Others	56,628	34,902
Total deferred tax liabilities, gross	292,905	232,103
Less: net off deferred tax assets	(193,143)	(142,465)
Deferred tax liabilities, net	¥99,762	¥89,638

Schedule of changes in valuation allowance for deferred tax assets

Changes to valuation allowance for deferred tax assets were as follows for the fiscal years ended June 30, 2026, 2025, and 2024 (in thousands):

	For the Fiscal Years Ended June 30,
	2026	2025	2024
Valuation allowance, beginning of period	¥18,165	¥5,186	¥4,572
Net changes during the period	2,484	12,979	614
Valuation allowance, end of period	¥20,649	¥18,165	¥5,186